May 6, 2005


VIA EDGAR


The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Subject:      Nationwide Provident VA Separate Account A
              Nationwide Life and Annuity Company of America
              File No. 33-65512
              CIK No. 0000881437

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Provident VA Separate Account A (the "Variable Account") and Nationwide Life and Annuity Company of America, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 13 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2005.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA

/s/ JAMIE RUFF CASTO

Jamie Ruff Casto
Variable Products Securities Counsel


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